Note 20 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shares issuable under options, number of options (in shares)	3,311,800	3,242,250
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 116.37	$ 101.73
Granted, number of options (in shares)	650,000	698,600
Granted, weighted average exercise price (in dollars per share)	$ 142.85	$ 151.34
Exercised, number of options (in shares)	(493,145)	(581,800)
Exercised, weighted average exercise price (in dollars per share)	$ 90.27	$ 77.5
Forfeited, number of options (in shares)	(47,875)	(47,250)
Forfeited, weighted average exercise price (in dollars per share)	$ 124.14	$ 107.03
Shares issuable under options, number of options (in shares)	3,420,780	3,311,800
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 125.11	$ 116.37
Shares issuable under options, weighted average remaining contractual life (Year)	2 years 10 months 24 days
Shares issuable under options, aggregate intrinsic value	$ 78,106
Options exercisable, number of options (in shares)	1,493,294
Options exercisable, weighted average exercise price (in dollars per share)	$ 115.68
Options exercisable, weighted average remaining contractual life (Year)	1 year 10 months 24 days
Options exercisable, aggregate intrinsic value	$ 46,791